UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-7742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

November 30, 2007

	Principal
	Amount	Value
Municipal Bonds – 97.24%
Corporate-Backed Revenue Bonds – 3.52%
Cloquet Pollution Control Revenue Refunding (Potlatch Corporation Project) 5.90% 10/1/26	$1,700,000	$1,706,035
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	1,750,000	1,735,230
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	1,750,000	1,668,170
		5,109,435
Education Revenue Bonds – 7.83%
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	698,852
Series 6-J1 5.00% 5/1/36	1,000,000	938,730
(Macalester College) Series 6-P 4.25% 3/1/32	1,500,000	1,418,205
(St. Olaf)
Series 6-O 4.50% 10/1/32	1,000,000	936,020
Series 6-O 5.00% 10/1/22	1,000,000	1,038,280
(University St. Thomas) Series 6-I 5.00% 4/1/23	1,500,000	1,549,455
Minnesota State Higher Education Facilities Authority Revenue (St. Catherine College) Series 5-N1
5.375% 10/1/32	2,000,000	2,016,340
University of Minnesota Special Purpose Revenue (Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,788,505
		11,384,387
Electric Revenue Bonds – 6.63%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,038,630
Minnesota State Municipal Power Agency Electric Revenue
5.00% 10/1/35	1,000,000	1,002,500
Series A 5.00% 10/1/34	2,750,000	2,757,700
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,107,810
Western Minnesota Municipal Power Agency Supply Revenue
5.00% 1/1/36 (FSA)	2,250,000	2,350,980
Series A 5.00% 1/1/30 (MBIA)	1,335,000	1,377,787
		9,635,407
Health Care Revenue Bonds – 33.00%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.50% 2/1/24	700,000	678,811
Apple Valley Economic Development Authority Health Care Revenue (Augustanna
Home St. Paul Project) Series A 5.80% 1/1/30	1,000,000	973,250
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services)
5.00% 9/1/31 (RADIAN)	2,500,000	2,458,849
Refunding 5.00% 9/1/20	1,150,000	1,186,524
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,000,000	2,020,140
Detroit Lakes Housing & Health Facilities Revenue Refunding (Mankato Lutheran
Homes) Series D 5.50% 8/1/21	500,000	487,310
Duluth Economic Development Authority Health Care Facilities Revenue (Benedictine
Health System - St. Mary's Hospital)
5.25% 2/15/28	1,000,000	1,011,260
5.25% 2/15/33	2,250,000	2,262,239
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,103,608
5.00% 4/1/31	1,965,000	1,872,547
Mahtomedi Senior Housing Revenue Refunding (St. Andrews Village Project) 5.75% 12/1/40	1,000,000	947,810
Maple Grove Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/35	3,590,000	3,541,965
Maple Grove Health Care System Revenue (Maple Grove Hospital) 5.25% 5/1/37	1,000,000	1,004,750
Minneapolis Health Care Facilities Revenue
(Augustana Chapel View Homes) Series D 5.75% 6/1/29	1,000,000	975,910
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,500,000	1,422,225
Minneapolis Health Care System Revenue (Fairview Health Services) Series D 5.00% 11/15/34 (AMBAC)	1,000,000	1,014,070
Minneapolis - St. Paul Housing & Redevelopment Authority (Health Partners Obligation Group Project)
6.00% 12/1/17	1,125,000	1,196,798

Minnesota Agricultural & Economic Development Board Revenue (Benedictine Health Systems) 5.75% 2/1/29	1,000,000	976,010
Moorhead Economic Development Authority Multifamily Housing Revenue Refunding (Eventide Project)
Series A 5.15% 6/1/29	550,000	495,468
North Oaks Senior Housing Revenue (Presbyterian Homes) 6.25% 10/1/47	1,000,000	1,009,770
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	990,650
Northfield Housing & Redevelopment Authority (Northfield Retirement Center) Series B
5.125% 12/1/26	750,000	688,125
Oakdale Elderly Housing Revenue (PHM/Oakdale Project) 6.00% 3/1/28	1,800,000	1,800,144
Owatonna Senior Housing Revenue (Senior Living Project) Series A
5.80% 10/1/29	400,000	390,296
6.00% 4/1/41	1,250,000	1,228,650
Prior Lake Senior Housing Revenue (Shepherds Path Senior Housing) Series B 5.75% 8/1/41	1,000,000	947,390
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	980,890
Shoreview Elderly Housing Revenue (PHM/Shoreview Project) 6.15% 12/1/33	1,250,000	1,254,075
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36	1,000,000	977,580
St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series A 5.00% 11/15/18 (MBIA)	1,900,000	2,050,727
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,033,150
Series A 5.70% 11/1/15	800,000	808,200
Series B 5.85% 11/1/17	250,000	252,420
St. Paul Housing and Redevelopment Authority Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	899,220
Stillwater Health Care Revenue (Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,008,060
5.00% 6/1/35	1,000,000	975,910
@Twin Valley Congregate Housing Revenue (Living Options Project) 5.95% 11/1/28	1,825,000	1,638,668
Winona Health Care Facilities Revenue Refunding (Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,459,020
Woodbury Economic Development Authority Housing Revenue Refunding 5.65% 6/1/33	1,000,000	940,930
		47,963,419
Housing Revenue Bonds – 14.42%
Chanhassen Multifamily Housing Revenue Refunding (Heritage Park Apartments)
6.20% 7/1/30 (FHA) (AMT) (HUD Section 8)	300,000	303,507
Chaska Multifamily Housing Revenue (West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	946,620
@Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project) (HUD Section 8)
5.75% 11/1/28	1,815,000	1,718,878
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Series A 7.25% 11/1/29	2,085,000	2,165,794
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,420,000	1,421,221
(Trinity Apartments) Refunding Series A 6.75% 5/1/21 (HUD Section 8)	645,000	670,665
Minneapolis - St. Paul Housing Finance Board Single Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	987,729	961,060
Minnesota State Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	579,694
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,199,201
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	1,000,000	976,900
Series I 4.85% 7/1/38 (AMT)	1,145,000	1,085,426
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,383,299
(Single Family Mortgage) Series J 5.90% 7/1/28 (AMT)	640,000	649,408
Minnesota Housing Finance Agency Single Family Mortgage
Series E 6.25% 1/1/23 (AMT)	10,000	10,009
•Series M 5.875% 1/1/17	15,000	15,415
@St. Cloud Housing & Redevelopment Authority Multifamily Housing Revenue (Sterling
Heights Apartments Project) 7.55% 4/1/39 (AMT)	530,000	539,365
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue (Shelby
Grotto Housing Project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	766,553
Stillwater Multifamily Housing Revenue (Orleans Homes LP Project) 5.50% 2/1/42 (AMT)	750,000	691,148
Washington County Housing & Redevelopment Authority Revenue Refunding
@(Briar Pond Project) Series B 7.125% 8/20/34	830,000	816,247
(Woodland Park Apartments Project) 4.70% 10/1/32	2,075,000	2,063,733
		20,964,143
Lease Revenue Bonds– 1.91%
Hibbing Economic Development Authority Revenue (Public Project - Hibbing Lease Obligation) 6.40% 2/1/12	530,000	530,461

St. Paul Port Authority Lease Revenue
(Regions Hospital Parking Ramp Project) Series 1 5.00% 8/1/36	1,375,000	1,213,355
(Robert Street Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,036,420
		2,780,236
Local General Obligation Bonds – 8.67%
Chaska Independent School District #112 Series A 4.50% 2/1/28 (MBIA)	1,000,000	1,000,320
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)	1,000,000	1,045,560
Foley Independent School District #51 (School Building) Refunding Series A 5.00% 2/1/21	1,105,000	1,179,322
Hopkins Independent School District #270 Facilities 5.00% 2/1/26 (MBIA)	1,055,000	1,105,060
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)	1,000,000	1,030,660
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21	500,000	534,430
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.70% 2/1/29	785,000	757,721
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	483,880
Moorhead Improvement Series B 5.00% 2/1/33 (MBIA)	750,000	779,168
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,553,684
St. Paul Independent School District #625 Series B 5.00% 2/1/20 (FSA)	750,000	798,810
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities - Lakewood)
5.00% 12/1/21	610,000	604,248
5.125% 12/1/24	205,000	202,481
5.25% 12/1/26	1,540,000	1,522,675
		12,598,019
§Pre-Refunded Bonds – 10.01%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,082,870
Minneapolis Community Development Agency (Supported Development Revenue) Series G-3 5.45% 12/1/31-11	1,000,000	1,080,980
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	2,000,000	2,219,980
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,209,000
Minnesota Higher Education Facilities Authority Revenue (College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	539,355
Minnesota State Refunding and Various Purpose 5.00% 11/1/17-08	2,160,000	2,192,486
Puerto Rico Commonwealth Highway & Transportation Authority Refunding Series D 5.25% 7/1/38-12	1,500,000	1,626,495
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/34-14 (FSA)	315,000	344,604
Puerto Rico Electric Power Authority Power Revenue Series II 5.25% 7/1/31-12	1,000,000	1,095,190
Rochester Multifamily Housing Revenue (Wedum Shorewood Campus) 6.60% 6/1/36-09	990,000	1,054,598
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
5.25% 7/1/30-14	1,000,000	1,103,040
		14,548,598
Special Tax Revenue Bonds – 3.08%
Minneapolis Supported Development Revenue (Limited Tax-Common Bond Fund) Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,128,547
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	777,720
St. Paul Port Authority (Brownsfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,500,000	1,555,575
Virgin Islands Public Finance Authority Revenue (Senior Lien - Matching Fund Loan Note) Series A 5.25% 10/1/24	1,000,000	1,020,640
		4,482,482
State General Obligation Bonds – 4.11%
Minnesota State
5.00% 6/1/10	2,500,000	2,608,950
5.00% 6/1/14	1,000,000	1,092,520
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/34	185,000	182,713
5.25% 7/1/22	1,000,000	1,034,520
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14	1,000,000	1,052,870
		5,971,573
Transportation Revenue Bonds – 1.41%
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A 5.00% 1/1/28 (MBIA)	2,000,000	2,048,120
		2,048,120
Water & Sewer Revenue Bonds – 2.65%
Minnesota Public Facilities Authority Water Pollution Control Revenue Series D 5.00% 3/1/14	1,500,000	1,634,790
Minnesota Public Facilities Authority Clean Water Revenue Series B 5.00% 3/1/18	2,000,000	2,211,600
		3,846,390
Total Municipal Bonds (cost $141,763,666)		141,332,209

	Number of
	Shares
Short-Term Investments – 0.59%
Money Market Instrument – 0.18%
Federated Minnesota Municipal Cash Trust 3.319% 12/3/07	263,232	263,232
		263,232

	Principal
	Amount
•Variable Rate Demand Notes– 0.41%
St. Paul Port Authority Industrial Development Revenue (Camada Limited Partnership-711) 3.68% 12/1/22 (AMT)	$100,000	100,000
University of Minnesota
Series A 3.62% 1/1/34	200,000	200,000
Series C 3.62% 12/1/36	300,000	300,000
		600,000
Total Short-Term Investments		863,232
(cost $863,232)

Total Value of Securities – 97.83%
(cost $142,626,898)		142,195,441
Receivables and Other Assets Net of Liabilities (See Notes) – 2.17%		3,148,146
Net Assets Applicable to 14,095,465 Shares Outstanding – 100.00%		$145,343,587

§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
•Variable rate security. The rate shown is the rate as of November 30, 2007.
@Illiquid security. At November 30, 2007, the aggregate amount of illiquid securities equaled $4,713,158, which represented 3.24% of the Fund's net assets. See Note 3 in "Notes."

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Insured by the Federal Housing Administration
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
HUD – Housing and Urban Development
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$142,626,898
Aggregate unrealized appreciation	2,351,213
Aggregate unrealized depreciation	(2,782,670)
Net unrealized depreciation	$(431,457)

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $2,528,525 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $179,791 expires in 2008, $1,267,552 expires in 2009, $57,521 expires in 2010, $243,334 expires in 2011, $684,248 expires in 2012, and $96,079 in 2015.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." ”Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of November 30, 2007, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware National High-Yield Municipal Bond Fund

November 30, 2007

	Principal
	Amount	Value
Municipal Bonds – 96.21%
Corporate Revenue Bonds – 18.40%
•Brazos, Texas River Authority Pollution Control Revenue (TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	$1,000,000	$946,860
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Senior Turbo Series A-2 6.50% 6/1/47	1,000,000	1,030,120
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	750,000	752,663
De Soto Parish, Louisiana Environmental Improvement Revenue (International Paper
Co. Project) Series A 6.35% 2/1/25 (AMT)	1,650,000	1,706,017
Golden State, California Tobacco Securitization Corporation Settlement Revenue
Refunding Asset-Backed Senior Series A-1 5.00% 6/1/33	1,000,000	877,910
Gulf Coast, Texas Waste Disposal Authority Revenue (Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	1,039,050
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	900,000	908,469
New York City, New York Industrial Development Agency Special Facilities Revenue
(Jetblue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	839,760
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/1/29 (AMT)	1,000,000	1,046,370
Phenix City, Alabama Industrial Development Board Environmental Improvement
Revenue (Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	513,510
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project) Series A 5.65% 6/1/37 (AMT)	500,000	491,750
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	980,880
Tobacco Settlement Financing Corporation, New Jersey Refunding Senior Series 1A
4.75% 6/1/34	1,000,000	817,510
5.00% 6/1/41	1,000,000	839,430
Toledo, Lucas County, Ohio Port Authority Development Revenue (Toledo Express Airport Project) Series C
6.375% 11/15/32 (AMT)	1,000,000	1,046,470
		13,836,769
Education Revenue Bonds – 13.48%
California Statewide Communities Development Authority Revenue (California Baptist
University Project) Series A 5.50% 11/1/38	1,000,000	971,740
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI Phase I, LLC Project)
Subordinate Series B 6.00% 10/1/35	1,000,000	1,001,450
Maine Finance Authority Education Revenue (Waynflete School Project) 6.40% 8/1/19	1,000,000	1,034,780
Maryland State Health & Higher Educational Facilities Authority Revenue (Washington
Christian Academy Project) Series A 5.50% 7/1/38	1,170,000	1,128,863
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols
College Project) Series C 6.125% 10/1/29	1,000,000	1,034,340
New Jersey State Educational Facilities Authority Revenue (Fairleigh Dickinson Project) Series C 5.50% 7/1/23	750,000	767,198
New Mexico Educational Assistance Foundation Student Loan Revenue 1st Subordinate
Series A-2 6.65% 11/1/25 (AMT)	985,000	1,007,084
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (First Philadelphia Charter Project)
Class A 5.75% 8/15/32	745,000	749,053
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,000,000	926,620
Scranton-Lackawanna, Pennsylvania Health & Welfare Authority First Mortgage
Revenue (Lackawanna Junior College Project) 5.75% 11/1/20	1,510,000	1,519,240
		10,140,368
Health Care Revenue Bonds – 22.06%
Apple Valley, Minnesota Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	983,160
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St.
Clarence - Geac) Series A 6.25% 5/1/38	1,000,000	1,013,100
Colorado Health Facilities Authority Revenue (Christian Living Community Project) Series A 5.75% 1/1/37	500,000	481,210
East Rochester, New York Housing Authority Revenue Refunding (Senior Living -Woodland Village Project)
5.50% 8/1/33	500,000	473,045
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living
Facilities (Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,067,060
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	1,032,920
(Midwest Physician Group Limited Project) 5.50% 11/15/19	35,000	33,956
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital
Revenue (East Tennessee Hospital Project) Series B 5.75% 7/1/33	1,300,000	1,326,324
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue (Pleasant
View Retirement) Series A 5.30% 12/15/26	1,000,000	926,500

Massachusetts State Health & Educational Facilities Authority Revenue (Jordan
Hospital Project) Series E 6.75% 10/1/33	1,000,000	1,055,720
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	974,790
(Pennybryn at Mayfield Project) Series A 6.125% 10/1/35	750,000	754,785
North Oaks, Minnesota Senior Housing Revenue (Presbyterian Homes) 6.25% 10/1/47	1,000,000	1,009,770
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue
(The Philadelphia Protestant Home Project) Series A 6.50% 7/1/27	1,100,000	1,100,418
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project) Series B 6.375% 11/15/30	500,000	525,245
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(Trezvant Manor Project) Series A 5.75% 9/1/37	700,000	681,457
St. Joseph County, Indiana Industrial Economic Development Revenue (Madison Center Project) 5.50% 2/15/21	1,150,000	1,157,441
Winchester, Virginia Industrial Development Authority Residential Care Facility
Revenue (Westminster - Canterbury Project) Series A 5.30% 1/1/35	1,000,000	957,040
Yavapai County, Arizona Industrial Development Authority Hospital Revenue (Yavapai
Medical Center Project) Series A 6.00% 8/1/33	1,000,000	1,037,020
		16,590,961
Lease Revenue Bonds – 3.45%
Dauphin County, Pennsylvania General Authority Revenue (Riverfront Office &
Parking Project) Series A 5.75% 1/1/10	1,875,000	1,859,681
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
Landing Project) Series A 5.50% 12/1/24	720,000	732,384
		2,592,065
Local General Obligation Bonds – 9.43%
Chicago, Illinois Tax Increment Allocation (Chatham Ridge Redevelopment Project) 5.95% 12/15/12	750,000	772,470
Chicago, Illinois Tax Increment Subordinate (Central Loop Redevelopment Project) Series A 6.50% 12/1/08	1,000,000	1,022,300
Farms New Kent, Virginia Community Development Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	939,910
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	1,000,000	809,040
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,186,596
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project) Series A
5.375% 11/1/24	1,000,000	977,160
5.50% 11/1/27	500,000	488,450
Winter Garden Village at Fowler Groves Community Development District, Florida
Special Assessment Revenue 5.65% 5/1/37	1,000,000	900,510
		7,096,436
§Pre-Refunded Bonds – 19.95%
Bexar County, Texas Health Facilities Development Corporation Revenue (Army
Retirement Residence Project) 6.30% 7/1/32-12	1,000,000	1,134,140
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B 5.50% 6/1/43-13	1,500,000	1,651,890
Illinois Educational Facilities Authority Student Housing Revenue (Educational
Advancement Fund - University Center Project) 6.25% 5/1/30-12	1,000,000	1,129,230
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B 5.50% 5/15/32-26	1,000,000	1,165,080
Maryland State Economic Development Corporation, Student Housing Revenue
(University of Maryland College Park Project) 5.625% 6/1/35-13	1,000,000	1,114,370
Massachusetts State Development Finance Agency Revenue (Massachusetts College
of Pharmacy Project) Series C 5.75% 7/1/33-13	1,000,000	1,128,260
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College
& State University Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,159,990
Minnesota State Higher Education Facilities Authority Revenue (College of Art & Design
Project) Series 5-D 6.75% 5/1/26-10	500,000	539,355
Mississippi Development Bank Special Obligation (Madison County Hospital Project) 6.40% 7/1/29-09	1,585,000	1,689,975
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
(Faulkeways at Gwynedd Project) 6.75% 11/15/30-09	1,000,000	1,074,560
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project) Series B
6.375% 11/15/30-10	1,000,000	1,096,390
Rochester, Minnesota Multifamily Housing Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36-09	985,000	1,049,271
Savannah, Georgia Economic Development Authority Revenue (College of Art & Design Project) 6.50% 10/1/13-09	1,000,000	1,073,380
		15,005,891
Special Tax Bonds – 5.36%
Baltimore, Maryland Convention Center Hotel Revenue Suborinated Series B 5.875% 9/1/39	1,000,000	1,011,830
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich
Center Hotel/Conference Project) Series A	500,000	461,500
5.00% 1/1/32
5.125% 1/1/37	870,000	809,196
New Jersey Economic Development Authority (Cigarette Tax) 5.75% 6/15/34	1,000,000	1,002,940
Prescott Valley, Arizona Improvement District Special Assessment (Sewer Collection
System Roadway Repair Project) 7.90% 1/1/12	261,000	267,000

Southwestern Illinois Development Authority Revenue (Local Government Program Collinsville Limited Project)
5.35% 3/1/31	500,000	482,865
		4,035,331
Transportation Revenue Bonds – 4.08%
Branson, Missouri Regional Airport Transportation Development District (Airport Project) Series A 6.00% 7/1/37	500,000	485,170
New York City, New York Industrial Development Agency Special Airport Facilities
(JFK Airis I LLC Project) Series A 5.50% 7/1/28 (AMT)	905,000	867,325
Oklahoma City, Oklahoma Industrial & Cultural Facilities Subordinated (Air Cargo
Obligated Group Project) 6.75% 1/1/23 (AMT)	1,160,000	1,197,062
Onondaga County, New York Industrial Development Authority Revenue Subordinated
(Air Cargo Project) 7.25% 1/1/32 (AMT)	500,000	523,105
		3,072,662
Total Municipal Bonds (cost $71,076,296)		72,370,483

•Variable Rate Demand Notes – 1.60%
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (Newcourtland Elder Services Project) 3.58% 3/1/27	800,000	800,000
Pittsburgh, Pennsylvania University of Pennsylvania Commonwealth System of Higher Education
(University Capital Project) Series B 3.55% 9/15/27	400,000	400,000
Total Variable Rate Demand Notes (cost $1,200,000)		1,200,000

Total Value of Securities – 97.81%
(cost $72,276,296)		73,570,483
Receivables and Other Assets Net of Liabilities (See Notes) – 2.19%		1,649,727
Net Assets Applicable to 7,509,699 Shares Outstanding – 100.00%		$75,220,210

Summary of Abbreviations:
AMT – Subject to Alternative Minimum Tax
CDFI – Community Development Financial Institutions

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of November 30, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware National High-Yield Municipal Bond Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities & Exchange Commission guidance allows implementing FIN 48 in the fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$72,316,196
Aggregate unrealized appreciation	2,721,257
Aggregate unrealized depreciation	(1,466,970)
Net unrealized appreciation	$1,254,287

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $6,139,231 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $708,680 expires in 2008, $3,025,716 expires in 2009, $70,671 expires in 2010, $997,721 expires in 2011, $980,742 expires in 2012, and $355,701 expires in 2015.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of November 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Tax-Free California Fund

November 30, 2007

	Principal
	Amount	Value
Municipal Bonds – 96.25%
Corporate Revenue Bonds – 2.24%
Golden State Tobacco Securitization Corporation Settlement Revenue
(Asset-Backed Senior Notes) Series A-1	$1,500,000	$1,269,945
5.125% 6/1/47
5.75% 6/1/47	1,000,000	941,600
		2,211,545
Education Revenue Bonds – 14.36%
California Educational Facilities Authority Revenue
(University of the Pacific)
5.25% 5/1/34	1,000,000	1,023,230
5.75% 11/1/30 (MBIA)	310,000	326,483
(Woodbury University) 5.00% 1/1/36	1,000,000	937,670
California Municipal Finance Authority Educational Revenue
(American Heritage Foundation Project) Series A 5.25% 6/1/36	1,000,000	932,310
(University Students Co-op Association) 5.00% 4/1/37	1,000,000	936,490
California Public Works Board Lease Revenue
(Various Universities of California Projects)
Series D 5.00% 5/1/30	1,000,000	1,024,550
Series F 5.00% 11/1/29	1,000,000	1,025,520
California Statewide Communities Development Authority Revenue
(California Baptist University Project) Series A 5.50% 11/1/38	1,000,000	971,740
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	997,910
(Windrush School Project) 5.50% 7/1/37	1,000,000	973,600
California Statewide Communities Development Authority Student Housing Revenue
(East Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	974,320
(Irvine, LLC-UCI East) 5.00% 5/15/38	1,000,000	936,980
San Diego County Certificates of Participation (University of San Diego) 5.375% 10/1/41	1,000,000	1,022,850
University of California Revenue 5.00% 5/15/33 (FSA)	2,000,000	2,079,900
		14,163,553
Health Care Revenue Bonds – 8.42%
Abag Finance Authority for California Nonprofit Corporations (San Diego Hospital Association)
Series A 6.125% 8/15/20	1,250,000	1,308,200
California Health Facilities Financing Authority Revenue
(Catholic Healthcare West) Series G 5.25% 7/1/23	1,000,000	1,031,090
(Nevada Methodist) 5.00% 7/1/36	1,075,000	1,084,288
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	2,000,000	2,010,820
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Associates I, LLC) Series A 5.55% 8/1/31	1,000,000	1,029,220
California Statewide Communities Development Authority Revenue
(Presbyterian Homes) Series A 4.875% 11/15/36	1,000,000	922,850
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	920,930
		8,307,398
Housing Revenue Bonds – 7.04%
California Department of Veteran Affairs Home Purpose Revenue Series A 4.60% 12/1/28	1,000,000	954,860
California Statewide Communities Development Authority Multifamily Housing Revenue
(Citrus Gardens Apartments) Series D1 5.375% 7/1/32	1,800,000	1,838,412
•(Silver Ridge Apartments) Series H 5.80% 8/1/33 (AMT) (LOC - Fannie Mae)	1,000,000	1,042,210
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	1,013,140
Santa Clara County Multifamily Housing Authority Revenue (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,036,610
Ventura County Area Multifamily Housing Authority Revenue (Glen Oaks Apartments)
Series A 6.35% 7/20/34 (GNMA)	983,000	1,056,047
		6,941,279
Lease Revenue Bonds – 7.44%
California Public Works Board Lease Revenue
(Department of Corrections)
Series A 5.00% 3/1/27 (AMBAC)	1,000,000	1,025,660
Series C 5.25% 6/1/28	1,500,000	1,538,385
(Department of General Services-Butterfield) Series A 5.25% 6/1/30	1,000,000	1,030,930

Franklin-McKinley School District Certificates of Participation (Financing Project)
Series B 5.00% 9/1/27 (AMBAC)	1,060,000	1,096,135
San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)	1,000,000	1,063,150
San Juan Basin Authority (Ground Water Recovery Project) 5.00% 12/1/34 (AMBAC)	1,000,000	1,026,950
^San Mateo Union High School District Certificates of Participation Capital Appreciation
(Partnership Phase I Projects) Series B 5.00% 12/15/43 (AMBAC)	1,000,000	562,620
		7,343,830
Local General Obligation Bonds – 13.93%
^Anaheim School District Election 2002 Capital Appreciation 4.58% 8/1/25 (MBIA)	1,250,000	539,163
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects)
Series A 5.00% 8/1/28 (RADIAN)	1,000,000	989,770
Culver City Redevelopment Agency Refunding (Tax Allocation Redevelopment Project) Series A
5.00% 11/1/25 (AMBAC)	1,000,000	1,033,920
Fairfield-Suisun Unified School District Election 2002 5.50% 8/1/28 (MBIA)	500,000	539,395
Fremont Community Facilities District #1 (Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	961,730
Jurupa Community Services Special Tax Facilities District #19 (Eastvale) 5.00% 9/1/36	500,000	454,355
La Quinta Redevelopment Agency Tax Allocation (Redevelopment Project Area #1)
Series A 5.10% 9/1/31 (AMBAC)	2,000,000	2,053,460
Lake Elsinore Public Financing Authority (Tax Allocation) Series A 5.50% 9/1/30	1,000,000	1,011,090
Lammersville School District Community Facilities District #2002 (Mountain House) 5.125% 9/1/35	500,000	464,380
Lawndale Elementary School District Series B 5.00% 8/1/32 (FSA)	1,000,000	1,027,950
Modesto Special Tax Community Facilities District #04-1 Village 2 5.15% 9/1/36 (MBIA)	1,000,000	910,140
Poway Redevelopment Agency Tax Allocation Refunding 5.75% 6/15/33 (MBIA)	270,000	289,405
Poway Unified School District Special Tax Community Facilities District #6 5.60% 9/1/33	1,000,000	1,003,020
Roseville Westpark Special Tax Public Community Facilities District #1 5.25% 9/1/37	500,000	448,535
San Bernardino County Special Tax Community Facilities District #2002-1 5.90% 9/1/33	2,000,000	2,016,940
		13,743,253
§Pre-Refunded Bonds – 20.81%
California Educational Facilities Authority Revenue
(Pepperdine University) Series A 5.50% 8/1/32-09	1,000,000	1,035,650
(University of the Pacific) 5.75% 11/1/30-10 (MBIA)	690,000	738,949
California Department of Water Resources Power Supply Revenue Series A 5.375% 5/1/21-12	2,000,000	2,191,379
California State 5.00% 2/1/33-14	1,000,000	1,090,360
Golden State Tobacco Securitization Settlement Revenue (Asset-Backed Senior Notes)
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,101,260
5.625% 6/1/33-13	1,000,000	1,107,480
Oakland Industrial Revenue (1800 Harrison Foundation) Series B 6.00% 1/1/29-10 (AMBAC)	1,300,000	1,373,255
Poway Redevelopment Agency Tax Allocation 5.75% 6/15/33-10 (MBIA)	1,130,000	1,233,904
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/45-15	1,500,000	1,656,615
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	1,000,000	1,046,840
Riverside County Redevelopment Agency Tax Allocation (Jurupa Valley Project)
5.25% 10/1/35-11 (AMBAC)	1,590,000	1,734,563
San Diego County Certificates of Participation (The Burnham Institute) 6.25% 9/1/29-09	1,000,000	1,058,430
San Diego Unified School District Election 1998 Series E 5.00% 7/1/28-13 (FSA)	2,000,000	2,159,919
San Francisco Bay Area Transit Financing Authority Sales Tax Revenue 5.125% 7/1/36-11 (AMBAC)	740,000	787,752
Sequoia Union High School District Election 2001 5.125% 7/1/31-11 (FSA)	1,000,000	1,082,370
Southern California Logistics Airport Authority Tax Allocation 6.50% 12/1/31-11	1,000,000	1,134,800
		20,533,526
Resource Recovery Revenue Bonds – 4.13%
Salinas Valley Solid Waste Authority Revenue
5.25% 8/1/27 (AMBAC) (AMT)	2,000,000	2,042,980
5.25% 8/1/31 (AMBAC) (AMT)	2,000,000	2,032,940
		4,075,920
Special Tax Revenue Bonds – 2.17%
Palm Drive Health Care District Parcel Tax Revenue 5.25% 4/1/30	2,000,000	1,870,180
San Francisco Bay Area Rapid Transit Financing Authority Tax Revenue 5.125% 7/1/36 (AMBAC)	260,000	269,727
		2,139,907
State General Obligation Bonds – 7.32%
California State Refunding 5.00% 11/1/21	1,500,000	1,575,975
California State Variable Purposes
5.00% 8/1/35	1,000,000	1,011,680
5.50% 11/1/33	2,000,000	2,125,800
California Veterans Series BJ 5.70% 12/1/32 (AMT)	640,000	644,934
Puerto Rico Commonwealth Public Improvement Refunding Series A 5.25% 7/1/15	1,750,000	1,866,498
		7,224,887

Transportation Revenue Bonds – 4.16%
Port of Oakland Revenue Series L 5.375% 11/1/27 (FGIC) (AMT)	1,000,000	1,028,770
Sacramento County Airport System Revenue Series A 5.00% 7/1/32 (FSA)	1,000,000	1,025,470
San Diego Redevelopment Agency (Centre City Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,027,660
San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)	1,000,000	1,019,600
		4,101,500
Water & Sewer Revenue Bonds – 4.23%
California Department of Water Resources Systems Revenue (Central Valley Project)
Series X 5.00% 12/1/29 (FGIC)	1,000,000	1,033,440
Clovis Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)	1,000,000	1,062,450
Metropolitan Water District of Southern California Waterworks Authority Revenue Series B-1
5.00% 10/1/36 (FGIC)	1,000,000	1,026,180
Sacramento County Sanitation District Financing Authority Revenue 5.00% 12/1/36 (FGIC)	1,000,000	1,046,870
		4,168,940
Total Municipal Bonds (cost $93,207,304)		94,955,538

	Number of
	Shares
Short-Term Investments – 0.73%
Money Market Instrument – 0.02%
Federated California Municipal Cash Trust	22,436	22,436
		22,436

	Principal
	Amount
•Variable Rate Demand Note – 0.71%
California State Kindergarten (University Public Project) Series A 3.45% 5/1/34	$700,000	700,000
		700,000
Total Short-Term Investments (cost $722,436)		722,436

Total Value of Securities – 96.98%
(cost $93,929,740)		95,677,974
Receivables and Other Assets Net of Liabilities (See Notes) – 3.02%		2,977,673
Net Assets Applicable to 8,891,141 Shares Outstanding – 100.00%		$98,655,647

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of November 30, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free California Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund’s net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$93,929,740
Aggregate unrealized appreciation	3,188,673
Aggregate unrealized depreciation	1,440,439
Net unrealized appreciation	$1,748,234

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $668,280 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $662,241 expires in 2009 and $6,039 expires in 2011.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by California’s municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of November 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Tax-Free Idaho Fund

November 30, 2007
	Principal
	Amount	Value
Municipal Bonds – 98.11%
Corporate Revenue Bonds – 7.15%
Meridian Economic Industrial Development Revenue (Hi-Micro Project)
5.85% 8/15/11 (AMT)	$1,250,000	$1,251,825
Nez Perce County Pollution Control Revenue (Potlatch Project) 6.00% 10/1/24	2,535,000	2,546,711
Power County Pollution Control Revenue (FMC Project) 5.625% 10/1/14	2,475,000	2,485,049
		6,283,585
Education Revenue Bonds – 13.95%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	535,690
5.375% 4/1/22 (FGIC)	15,000	15,892
Series A 4.25% 4/1/32 (MBIA)	2,250,000	2,156,603
Series A 5.00% 4/1/18 (FGIC)	1,500,000	1,600,440
Series B 5.00% 4/1/37 (MBIA)	1,000,000	1,045,080
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (FSA)	1,130,000	1,190,139
5.00% 4/1/23 (FSA)	2,115,000	2,211,676
North Idaho College Dormitory Housing Certificates of Participation 6.45% 10/1/16	1,000,000	1,005,870
University of Idaho
(General Refunding) Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,221,680
Series B 4.50% 4/1/41 (FSA)	1,000,000	1,038,080
University of Puerto Rico Series Q 5.00% 6/1/36	250,000	246,080
		12,267,230
Escrowed to Maturity Bonds – 2.10%
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series A
5.375% 10/1/24	1,750,000	1,849,015
		1,849,015
Health Care Revenue Bonds – 4.11%
Idaho Health Facilities Authority Hospital Revenue (Idaho Elks Rehabilitation Hospital Project)
5.30% 7/15/18	625,000	632,506
5.45% 7/15/23	2,000,000	2,017,400
Idaho Health Facilities Authority Revenue (Portneuf Medical Center Project) Series A
5.00% 9/1/35 (RADIAN)	1,000,000	960,780
		3,610,686
Housing Revenue Bonds – 8.33%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13-T (AMBAC) (FHA) (VA) (AMT)	40,000	40,804
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	50,000	51,030
Series A-1 6.85% 7/1/12 (AMT)	5,000	5,138
Series B 6.45% 7/1/15 (AMT)	20,000	20,235
Series C-2 6.35% 7/1/15 (AMT)	20,000	20,023
Series E 6.35% 7/1/15 (FHA) (AMT)	50,000	50,060
Series E-1 6.60% 7/1/11	5,000	5,127
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	185,000	188,902
Series I 5.45% 1/1/39 (AMT)	1,000,000	1,014,640
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A Class III 4.875% 7/1/26 (AMT)	1,000,000	974,900
Series B Class I 5.00% 7/1/37 (AMT)	1,000,000	976,560
Series C Class III 5.35% 1/1/25 (AMT)	310,000	311,349
Series D Class III 5.45% 7/1/23 (AMT)	1,190,000	1,202,018
Series E Class III 4.875% 1/1/26 (AMT)	1,470,000	1,433,705
Series E Class III 5.00% 1/1/28 (AMT)	1,000,000	1,031,109
		7,325,600
Lease Revenue Bonds – 7.31%
Blaine School District #61 Certificate of Participation 5.00% 7/30/10 (AMBAC)	750,000	781,770
Boise City Certificate of Participation 5.375% 9/1/20 (FGIC) (AMT)	2,100,000	2,156,489
Boise City Revenue Series A 5.375% 12/1/31 (MBIA)	500,000	526,140

Idaho State Building Authority Revenue
Series A 5.00% 9/1/21 (MBIA)	1,150,000	1,160,546
Series A 5.00% 9/1/43 (XLCA)	1,000,000	1,018,170
Series B 5.00% 9/1/21 (MBIA)	750,000	782,093
		6,425,208
Local General Obligation Bonds – 24.62%
Ada & Canyon Counties Joint School District #2 Meridian (School Board Guaranteed Program)
4.75% 2/15/20	1,000,000	1,053,870
5.00% 7/30/20	2,155,000	2,264,043
5.125% 7/30/19	1,005,000	1,063,380
5.50% 7/30/16	1,305,000	1,488,444
Bannock County School District #025 (Pocatello Idaho School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,134,775
5.00% 8/15/16	1,100,000	1,194,072
Boise City Independent School District 5.00% 8/1/24 (FSA)	1,500,000	1,604,940
Boise Urban Renewal Agency Parking Revenue (Tax Increment)
Series A 6.125% 9/1/15	1,685,000	1,708,775
Series B 6.125% 9/1/15	1,380,000	1,399,472
Bonner County Local Improvement District #93-1
6.50% 4/30/08	110,000	110,806
6.50% 4/30/10	60,000	60,432
Canyon County School District #132 (Caldwell) 5.00% 7/30/15 (FGIC)	2,000,000	2,201,940
Coeur D'Alene Local Improvement District #6
Series 1995 6.00% 7/1/09	85,000	85,145
Series 1996 6.05% 7/1/10	90,000	90,160
Series 1997 6.10% 7/1/12	40,000	40,070
Series 1998 6.10% 7/1/14	45,000	45,076
Lemhi County 5.20% 8/1/27 (FSA)	2,145,000	2,254,202
Nampa, Idaho 5.00% 8/1/21 (FGIC)	2,475,000	2,632,063
Power & Cassia Counties Joint School District #381 (American Falls) 5.00% 8/1/17	1,155,000	1,218,190
		21,649,855
§Pre-Refunded Bonds – 14.68%
Boise State University Revenue Refunding & Improvement
5.125% 4/1/31-12 (FGIC)	1,000,000	1,074,170
5.375% 4/1/22-12 (FGIC)	985,000	1,067,937
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,084,330
Series G 5.00% 7/1/33-13	1,310,000	1,422,385
Series Y 5.00% 7/1/36-16	2,000,000	2,216,860
Puerto Rico Commonwealth Public Improvement Revenue Series A 5.125% 7/1/31-11	1,010,000	1,075,882
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	1,000,000	1,095,190
Series NN 5.125% 7/1/29-13	500,000	546,055
Puerto Rico Public Buildings Authority Revenue Government Facilities
Series I 5.50% 7/1/23-14	1,000,000	1,046,840
University of Idaho Revenue (Student Fee Housing Improvements Project)
5.25% 4/1/31-11 (FGIC)	2,195,000	2,281,154
		12,910,803
Special Tax Revenue Bonds – 6.29%
Idaho Board Bank Authority Revenue Series B
4.125% 9/15/36 (MBIA)	755,000	697,024
5.00% 9/15/30 (MBIA)	725,000	763,679
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series W
5.50% 7/1/15	175,000	191,832
Puerto Rico Sales Tax Financing Series A 5.25% 8/1/57	2,000,000	2,026,339
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note) Series A
5.25% 10/1/20	500,000	517,660
5.25% 10/1/21	500,000	515,590
5.25% 10/1/24	800,000	816,512
		5,528,636
State General Obligation Bonds – 3.80%
Puerto Rico Commonwealth Public Improvement
(Unrefunded Balance) Series A 5.125% 7/1/31	2,315,000	2,318,635
Series A 5.25% 7/1/22	1,000,000	1,023,990
		3,342,625
Transportation Revenue Bonds – 3.18%
Idaho Housing & Finance Association Highway Trust 5.00% 7/15/24 (MBIA)	2,000,000	2,112,460
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G 5.00% 7/1/33	690,000	683,576
		2,796,036

Water & Sewer Revenue Bonds – 2.59%
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)	2,175,000	2,275,137
		2,275,137
Total Municipal Bonds (cost $84,203,133)		86,264,416
Short-Term Investments – 0.25%

	Number of
	Shares
Money Market Instruments – 0.02%
Dreyfus Cash Management Fund	24,126	24,126
		24,126

	Principal
	Amount
•Variable Rate Demand Notes – 0.23%
Idaho Health Facilities Authority Revenue (St. Luke's Medical Center Project)
3.63% 7/1/30 (FSA)	$200,000	200,000
		200,000
Total Short-Term Investments (cost $224,126)		224,126

Total Value of Securities – 98.36%
(cost $84,427,259)		86,488,542
Receivables and Other Assets Net of Liabilities (See Notes) – 1.64%		1,440,584
Net Assets Applicable to 7,713,813 Shares Outstanding – 100.00%		$87,929,126

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of November 30, 2007.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FSA – Insured by Financial Security Assurance
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance
VA – Insured by the Veterans Administration
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free Idaho Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$84,427,259
Aggregate unrealized appreciation	2,388,278
Aggregate unrealized depreciation	(326,995)
Net unrealized appreciation	$2,061,283

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $398,737 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $151,477 expires in 2009, $166,949 expires in 2010, $23,435 expires in 2014, and $56,876 expires in 2015.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Idaho’s municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of November 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Tax-Free New York Fund

November 30, 2007
	Principal
	Amount	Value
Municipal Bonds – 96.35%
Corporate Revenue Bonds – 7.60%
Nassau County Tobacco Settlement (Asset-Backed) Senior A-3 5.125% 6/1/46	$250,000	$235,825
New York City Industrial Development Agency Revenue (Brooklyn Navy Yard Cogen Partners)
5.75% 10/1/36 (AMT)	450,000	443,727
New York Energy Research & Development Authority Pollution Control Revenue
(Central Hudson Gas) Series A 5.45% 8/1/27 (AMBAC)	500,000	517,380
Suffolk County Industrial Development Agency Revenue (Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	252,375
		1,449,307
Education Revenue Bonds – 13.25%
Albany Industrial Development Agency Civic Facilities Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	225,675
Amherst Industrial Development Agency Civic Facilities Revenue (UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	200,000	213,354
Dutchess County Industrial Development Agency (Marist College) 5.00% 7/1/20	500,000	517,200
New York City Industrial Development Agency Civic Facilities Revenue (Vaughn College Aeronautics)
Series B 5.25% 12/1/36	150,000	139,776
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23	500,000	523,134
ΔNon-State Supported Debt (University of Rochester) Series A 4.375% 7/1/20	250,000	216,378
(Pratt Institute) 6.00% 7/1/20 (RADIAN)	500,000	521,400
Series B 7.50%5/15/11	155,000	170,240
		2,527,157
Health Care Revenue Bonds – 11.09%
East Rochester Housing Authority Revenue (Senior Living -Woodland Village Project)
5.50% 8/1/33	200,000	189,218
New York Dormitory Authority Revenue
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	450,000	460,296
(Mental Health) Series D 5.90% 2/15/12	25,000	25,544
(Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)	450,000	459,491
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	511,910
Suffolk County Industrial Development Agency Continuing Care Retirement Community Revenue
(Jeffersons Ferry Project) 5.00% 11/1/28	500,000	469,430
		2,115,889
Housing Revenue Bonds – 1.27%
New York City Multifamily Housing Development Housing Revenue Series G-1 4.875% 11/1/39 (AMT)	250,000	243,283
		243,283
Lease Revenue Bonds – 4.17%
Battery Park City Authority Revenue Series A 5.00% 11/1/26	250,000	260,978
Tobacco Settlement Financing Authority Revenue (Asset-Backed) Series B-1C 5.50% 6/1/21	500,000	534,045
		795,023
Local General Obligation Bonds – 7.11%
New York City
Series C 5.375% 11/15/27	310,000	313,450
Series D 5.00% 11/1/34	500,000	510,440
Subordinated series C-1 5.00% 10/1/19	500,000	532,555
		1,356,445
§Pre-Refunded Bonds – 22.69%
Albany Parking Authority Revenue Series A 5.625% 7/15/25-11	280,000	305,600
Metropolitan Transportation Authority Revenue (Dedicated Tax) Series A
6.125%4/1/17-10 (FGIC)	1,000,000	1,066,099
New York City Series J 5.25% 6/1/28-13	310,000	340,470
New York Dormitory Authority Revenue
(North Shore Long Island Jewish Group Project) 5.50% 5/1/33-13	500,000	554,115
Series B 7.50% 5/15/11-09	130,000	140,226
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series Y
5.50% 7/1/36-16	475,000	543,965
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	174,411

Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	500,000	547,595
Series NN 5.125% 7/1/29-13	600,000	655,266
		4,327,747
Special Tax Revenue Bonds – 14.39%
New York City Transitional Finance Authority Revenue (Subordinate Future Tax Secured) Series B
5.00% 11/1/18	500,000	547,410
New York Dormitory Authority Revenue State Supported Debt (Consolidated Services Contract)
5.00% 7/1/17 (FSA)	500,000	550,770
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	500,000	532,120
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series B
5.00% 7/1/15	250,000	262,620
Puerto Rico Sales Tax Financing Revenue Series A 5.25% 8/1/57	325,000	329,280
Schenectady Metroplex Development Authority Revenue Series A 5.375% 12/15/21	500,000	522,390
		2,744,590
State General Obligation Bonds – 0.50%
Puerto Rico Commonwealth Series B 5.25% 7/1/32	95,000	96,273
		96,273
Transportation Revenue Bonds – 11.58%
Albany Parking Authority Revenue Series A 5.625% 7/15/25	220,000	228,312
Metropolitan Transportation Authority Revenue Series F 5.00% 11/15/15	150,000	162,882
New York City Industrial Development Agency Special Airport Facilities (JFK Airis Project)
Series A 5.50% 7/1/28 (AMT)	500,000	479,185
New York State Thruway Authority General Revenue Series H
5.00% 1/1/14 (MBIA)	500,000	542,345
5.00% 1/1/15 (MBIA)	250,000	273,100
Onondaga County Industrial Development Authority Revenue (Subordinated Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	523,105
		2,208,929
Water & Sewer Revenue Bonds – 2.70%
New York City Municipal Finance Authority Water & Sewer System Revenue Series A
5.125% 6/15/34	500,000	514,560
		514,560

Total Municipal Bonds (cost $17,739,814)		18,379,203
Short-Term Investments – 1.05%
•Variable Rate Demand Notes – 1.05%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity–Pawling School)
3.57% 2/1/18	200,000	200,000
Total Short-Term Investments (cost $200,000)		200,000

Total Value of Securities – 97.40%
(cost $17,939,814)		18,579,203
Receivables and Other Assets Net of Liabilities (See Notes) – 2.60%		496,879
Net Assets Applicable to 1,830,045 Shares Outstanding – 100.00%		$19,076,082

ΔStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes.”
•Variable rate security. The rate shown is the rate as of November 30, 2007.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FSA – Insured by Financial Security Assurance
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free New York Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$17,939,814
Aggregate unrealized appreciation	746,027
Aggregate unrealized depreciation	(106,638)
Net unrealized appreciation	$639,389

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $165,428 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2009.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by New York’s municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of November 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: